UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 333-144660

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

Calamos Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (18.5%)
	Consumer Discretionary (3.2%)
2,000,000	Boyd Gaming Corp. 7.125%, 02/01/16	$1,610,000
2,000,000	DISH Network Corp.~ 7.125%, 02/01/16	1,950,000
2,000,000	General Motors Corp.** 7.200%, 01/15/11	300,000
2,000,000	Hanesbrands, Inc.‡ 4.593%, 12/15/14	1,700,000
2,000,000	Interpublic Group of Companies, Inc. 6.250%, 11/15/14	1,830,000
2,000,000	J.C. Penney Company, Inc.~ 5.750%, 02/15/18	1,832,412
2,000,000	Jarden Corp. 7.500%, 05/01/17	1,930,000
2,000,000	Liberty Media Corp. 8.500%, 07/15/29	1,450,000
2,000,000	MGM Mirage 7.500%, 06/01/16	1,470,000
2,210,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	1,535,950

		15,608,362

	Consumer Staples (1.3%)
1,000,000	Del Monte Foods Company 8.625%, 12/15/12	1,025,000
2,000,000	NBTY, Inc. 7.125%, 10/01/15	1,930,000
2,000,000	Pilgrim’s Pride Corp.** 7.625%, 05/01/15	1,855,000
2,000,000	Smithfield Foods, Inc. 7.750%, 07/01/17	1,510,000

		6,320,000

	Energy (3.3%)
1,000,000	Bristow Group, Inc.~ 7.500%, 09/15/17	940,000
2,000,000	Chesapeake Energy Corp.~ 9.500%, 02/15/15	2,132,500
2,000,000	Complete Production Services, Inc. 8.000%, 12/15/16	1,720,000
2,000,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,950,000
1,000,000	Frontier Oil Corp.~ 8.500%, 09/15/16	1,027,500
2,000,000	Mariner Energy, Inc. 11.750%, 06/30/16	2,100,000
2,000,000	Pride International, Inc.~ 8.500%, 06/15/19	2,150,000
2,000,000	Superior Energy Services, Inc. 6.875%, 06/01/14	1,900,000
2,000,000	Williams Companies, Inc. 7.750%, 06/15/31	2,035,360

		15,955,360

	Financials (0.9%)
2,000,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	1,982,586
	Leucadia National Corp.
1,380,000	8.125%, 09/15/15	1,335,150
1,000,000	7.000%, 08/15/13	962,500

		4,280,236

	Health Care (0.9%)
2,000,000	Bio-Rad Laboratories, Inc.~ 7.500%, 08/15/13	2,040,000
2,000,000	HCA, Inc. 9.125%, 11/15/14	2,065,000

		4,105,000

	Industrials (3.1%)
1,000,000	Belden, Inc. 7.000%, 03/15/17	885,000
2,000,000	Deluxe Corp.~ 7.375%, 06/01/15	1,730,000
2,000,000	General Cable Corp. 7.125%, 04/01/17	1,910,000
1,000,000	Interline Brands, Inc. 8.125%, 06/15/14	1,002,500
1,700,000	Kansas City Southern 13.000%, 12/15/13	1,912,500
2,000,000	Manitowoc Company, Inc.~ 7.125%, 11/01/13	1,520,000
2,000,000	SPX Corp.~ 7.625%, 12/15/14	2,000,000
2,000,000	Terex Corp.~ 7.375%, 01/15/14	1,915,000
2,000,000	Trinity Industries, Inc.~ 6.500%, 03/15/14	1,810,000

		14,685,000

	Information Technology (2.4%)
1,035,000	Agilent Technologies, Inc.~ 6.500%, 11/01/17	946,831
2,000,000	Amkor Technology, Inc. 9.250%, 06/01/16	2,050,000
2,000,000	Jabil Circuit, Inc.~ 8.250%, 03/15/18	1,970,000
1,000,000	Lender Processing Services, Inc.~ 8.125%, 07/01/16	1,015,000
2,000,000	National Semiconductor Corp.~ 6.600%, 06/15/17	1,824,424
2,000,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	2,050,000
2,000,000	Xerox Corp. 8.000%, 02/01/27	1,681,740

		11,537,995

	Materials (1.6%)
2,000,000	Anglo American, PLC* 9.375%, 04/08/14	2,242,146

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		Century Aluminum Company 7.500%, 08/15/14	$1,465,000
1,000,000		Southern Copper Corp.~ 7.500%, 07/27/35	953,950
1,000,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	995,000
2,305,000		Terra Industries, Inc.≠ 7.000%, 02/01/17	2,166,700

			7,822,796

		Telecommunication Services (1.6%)
2,000,000		Frontier Communications Corp. 9.000%, 08/15/31	1,850,000
2,000,000		Leap Wireless International, Inc. 9.375%, 11/01/14	2,040,000
2,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	1,550,000
2,000,000		Windstream Corp.~ 8.625%, 08/01/16	2,040,000

			7,480,000

		Utilities (0.2%)
1,000,000		Edison Mission Energy 7.750%, 06/15/16	845,000

		TOTAL CORPORATE BONDS (Cost $92,142,799)	88,639,749

CONVERTIBLE BONDS (17.8%)
		Consumer Discretionary (2.8%)
1,650,000	EUR	Adidas, AG≠ 2.500%, 10/08/18	2,948,788
3,500,000		Ford Motor Company 4.250%, 12/15/36	3,766,875
4,250,000		General Motors Corp. - Series C** 6.250% 07/15/33	520,625
5,000,000		Interpublic Group of Companies, Inc.~ 4.250%, 03/15/23	4,543,750
1,200,000	EUR	Intralot, SA 2.250%, 12/20/13	1,490,262

			13,270,300

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc.~ 4.000%, 06/30/13	1,338,750

		Energy (1.6%)
1,800,000		Acergy, SA 2.250%, 10/11/13	1,530,612
649,000		Bristow Group, Inc. 3.000%, 06/15/38	528,935
22,000,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	3,104,822
2,500,000		Petroplus Holdings, AG 3.375%, 03/26/13	2,235,152

			7,399,521

		Financials (1.3%)
3,000,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	2,685,000
2,000,000		American Equity Investment Life Holding Company 5.250%, 12/06/24	1,667,500
2,000,000		Health Care REIT, Inc. 4.750%, 07/15/27	2,062,500

			6,415,000

		Health Care (3.5%)
3,300,000		HLTH Corp. 3.125%, 09/01/25	3,432,000
5,000,000		Millipore Corp.~ 3.750%, 06/01/26	5,143,750
6,500,000		Shire, PLC≠ 2.750%, 05/09/14	5,833,218
2,000,000		Teva Pharmaceutical Industries, Ltd.≠ 1.750%, 02/01/26	2,415,000

			16,823,968

		Industrials (2.3%)
1,000,000		General Cable Corp. 0.875%, 11/15/13	973,750
3,000,000		Hertz Global Holdings, Inc.~ 5.250%, 06/01/14	3,960,000
1,800,000	EUR	MTU Aero Engines Holdings, AG≠ 2.750%, 02/01/12	2,355,755
3,000,000		School Specialty, Inc.~ 3.750%, 11/30/26	2,621,250
1,000,000		Textron, Inc.~ 4.500%, 05/01/13	1,250,000

			11,160,755

		Information Technology (2.6%)
2,850,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	1,787,325
5,500,000		Intel Corp.≠ 2.950%, 12/15/35	4,826,250
4,000,000		Mentor Graphics Corp.~ 6.250%, 03/01/26	3,515,000
1,500,000		Teradyne, Inc.~ 4.500%, 03/15/14	2,460,000

			12,588,575

		Materials (2.5%)
1,200,000		Anglo American, PLC 4.000%, 05/07/14	1,695,600
1,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,601,250
2,500,000		Newmont Mining Corp. 3.000%, 02/15/12	2,903,125
3,000,000		Sino-Forest Corp.* 5.000%, 08/01/13	2,771,250
1,000,000		United States Steel Corp.~ 4.000%, 05/15/14	1,451,250

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,400,000		Xstrata, PLC 4.000%, 08/14/17	$1,648,500

			12,070,975

		Telecommunication Services (0.5%)
1,350,000		NII Holdings, Inc.≠ 2.750%, 08/15/25	1,297,688
800,000		SBA Communications Corp.* 4.000%, 10/01/14	865,000

			2,162,688

		Utilities (0.4%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	2,151,646

		TOTAL CONVERTIBLE BONDS (Cost $95,862,167)	85,382,178

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (6.1%)
		Consumer Staples (1.6%)
49,000		Archer Daniels Midland Company 6.250%	1,933,050
8,800		Bunge, Ltd.~ 5.125%	6,017,000

			7,950,050

		Financials (0.9%)
65,000		Affiliated Managers Group, Inc. 5.150%	1,820,000
2,800		Bank of America Corp.~ 7.250%	2,352,000

			4,172,000

		Health Care (1.5%)
4,000		Mylan, Inc.~ 6.500%	3,528,000
15,000		Schering-Plough Corp.≠ 6.000%	3,498,600

			7,026,600

		Materials (2.1%)
43,000		Freeport-McMoRan Copper & Gold, Inc.~ 6.750%	3,966,320
490	CHF	Givaudan, SA 5.375%	3,057,774
75,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)≠Δ 5.500%	3,100,500

			10,124,594

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,637,847)	29,273,244

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES* (8.7%)
		Energy (6.2%)
228,311		Barclays Capital, Inc. (Halliburton Company) 15.000%, 12/18/09	$5,066,221
108,313		Barclays Capital, Inc. (Noble Corp.) 12.000%, 01/29/10	3,923,097
53,400		BNP Paribas (Devon Energy Corp.) 12.000%, 06/17/10	3,272,352
49,103		Credit Suisse Group (Apache Corp.) 12.000%, 03/12/10	3,862,933
52,031		Credit Suisse Group (Noble Energy, Inc.) 12.000%, 06/18/10	3,300,326
41,190		Deutsche Bank, AG (Transocean, Ltd.) 7.230%, 12/15/09	3,261,424
114,000		Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000%, 02/16/10	3,538,560
133,130		JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 02/12/10	3,417,447

			29,642,360

		Health Care (1.8%)
100,000		Deutsche Bank, AG (Medtronic, Inc.) 11.000%, 05/27/10	3,475,000
126,000		Deutsche Bank, AG (Stryker Corp.) 12.000%, 11/16/09	5,012,280

			8,487,280

		Information Technology (0.7%)
235,500		Deutsche Bank, AG (Nokia Corp.) 12.000%, 02/19/10	3,287,580

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $41,003,911)	41,417,220

NUMBER OF
SHARES			VALUE

COMMON STOCKS (92.3%)
		Consumer Discretionary (7.1%)
41,000	EUR	Adidas, AG≠	1,731,300
23,750		Amazon.com, Inc.#≠	2,036,800
7,500		Apollo Group, Inc. - Class A#≠	517,800
145,000	GBP	British Sky Broadcasting Group, PLC≠	1,322,422
38,500		Carnival Corp.≠	1,077,615
30,000		CBS Corp.~	245,700
31,500	CHF	Compagnie Financière Richemont, SA	774,059
400,000	AUD	Harvey Norman Holdings, Ltd.	1,094,278
61,000	EUR	Industria de Diseno Textil, SA≠	3,282,594
39,000	JPY	Makita Corp.≠	960,756
72,000		News Corp. - Class B≠	865,440
38,000		Nike, Inc. - Class B≠	2,152,320
140,000	JPY	Nikon Corp.≠	2,797,065
54,500	EUR	Paddy Power, PLC≠	1,330,250

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

180,000	JPY	Panasonic Corp.≠	$2,845,152
9,000	EUR	Porsche Automobil Holding, SE≠	586,023
5,000	EUR	Puma, AG Rudolf Dassler Sport	1,270,684
110,000	JPY	Suzuki Motor Corp.≠	2,766,274
85,000	CHF	Swatch Group, AG	3,159,011
8,000		Target Corp.≠	348,960
31,000	JPY	Toyota Motor Corp.≠	1,301,174
67,500		Walt Disney Company≠	1,695,600

			34,161,277

		Consumer Staples (8.7%)
53,000	EUR	Anheuser-Busch InBev, NV≠	2,102,675
96,000	JPY	Asahi Breweries, Ltd.	1,524,395
40,000		Avon Products, Inc.≠	1,295,200
53,000	EUR	Beiersdorf, AG≠	2,668,539
37,500		Coca-Cola Company≠	1,869,000
32,000		CVS Caremark Corp.≠	1,071,360
240,000	GBP	Diageo, PLC≠	3,741,293
160	JPY	Japan Tobacco, Inc.≠	462,361
12,000		Kimberly-Clark Corp.≠	701,400
225,000	CHF	Nestlé, SA≠	9,246,252
23,000		PepsiCo, Inc.≠	1,305,250
40,000		Philip Morris International, Inc.≠	1,864,000
45,000		Procter & Gamble Company≠	2,497,950
52,000	GBP	Reckitt Benckiser Group, PLC≠	2,498,215
30,750		Sysco Corp.≠	730,620
53,000	GBP	Unilever, PLC≠	1,397,020
900,000	MXN	Wal-Mart de Mexico, SAB de CV	3,067,454
42,000		Wal-Mart Stores, Inc.≠	2,094,960
46,000		Walgreen Company≠	1,428,300

			41,566,244

		Energy (11.1%)
270,000	NOK	Acergy, SA	2,885,173
185,000	GBP	AMEC, PLC	2,178,542
10,000		Apache Corp.	839,500
875,000	GBP	BP, PLC	7,256,100
26,000		Chevron Corp.≠	1,806,220
2,800,000	HKD	China Petroleum & Chemical Corp.	2,496,187
40,000		ConocoPhillips≠	1,748,400
12,500		Devon Energy Corp.≠	726,125
95,000	EUR	ENI S.p.A.≠	2,219,842
82,500		Exxon Mobil Corp.≠	5,807,175
71,500		Halliburton Company≠	1,579,435
31,000		Marathon Oil Corp.~	999,750
24,000		Noble Corp.	812,640
15,000		Occidental Petroleum Corp.~	1,070,100
57,500	NOK	Petroleum Geo-Services ASA#	403,996
82,300	GBP	Royal Dutch Shell, PLC≠	2,161,654
33,000	ZAR	Sasol, Ltd.	1,181,318
22,000		Schlumberger, Ltd.~	1,177,000
122,000	NOK	StatoilHydro, ASA	2,608,463
128,000	CAD	Suncor Energy, Inc.	4,139,726
40,000	EUR	Technip, SA	2,421,595
94,000	EUR	TOTAL, SA	5,213,303
16,500		Transocean, Ltd.#~	1,314,885

			53,047,129

		Financials (11.7%)
27,500		Aflac, Inc.~	1,041,150
4,000		American International Group, Inc.#~	52,560
24,000		Aon Corp.~	946,800
95,000	AUD	ASX, Ltd.≠	2,981,970
200,000	EUR	Banco Santander, SA#≠	2,896,208
105,000		Bank of America Corp.~	1,552,950
41,000		Bank of New York Mellon Corp.~	1,120,940
18,700	EUR	BNP Paribas	1,357,833
691,768		Citigroup, Inc.	2,192,905
62,500	AUD	Commonwealth Bank of Australia	2,214,448
29,000	EUR	Deutsche Börse, AG≠	2,294,880
197,000	EUR	EFG Eurobank Ergasias, SA#	2,576,252
12,000		Franklin Resources, Inc.~	1,064,160
8,500		Goldman Sachs Group, Inc.	1,388,050
19,000		Hartford Financial Services Group, Inc.~	313,310
100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.≠	1,877,704
91,500		JPMorgan Chase & Company	3,536,475
80,000	CHF	Julius Baer Holding, AG - Class B≠	3,819,734
99,000		Manulife Financial Corp.	2,406,690
360,000	JPY	Mizuho Financial Group, Inc.	827,631
48,000	EUR	Piraeus Bank, SA#	570,273
98,000	CAD	Power Financial Corp.≠	2,842,887
8,500		Prudential Financial, Inc.~	376,295
187,500	GBP	Schroders, PLC≠	3,053,823
387,000	SGD	Singapore Exchange, Ltd.≠	2,340,367
178,000	GBP	Standard Chartered, PLC	4,225,855
23,000	JPY	Sumitomo Mitsui Financial Group, Inc.≠	979,049
23,500		T. Rowe Price Group, Inc.	1,097,685
102,500		Wells Fargo & Company	2,507,150
8,300	CHF	Zurich Financial Services, AG≠	1,629,938

			56,085,972

		Health Care (11.7%)
55,000		Abbott Laboratories≠	2,474,450
60,000		Alcon, Inc.≠	7,656,000
24,000	EUR	Bayer, AG≠	1,470,841
83,000		Bristol-Myers Squibb Company≠	1,804,420
62,000	AUD	Cochlear, Ltd.#≠	2,875,180
150,000	AUD	CSL, Ltd.	3,807,529
88,000	SEK	Elekta, AB - Class B	1,383,308
34,250		Eli Lilly and Company≠	1,194,982
80,000		Johnson & Johnson≠	4,871,200
42,000		Medtronic, Inc.≠	1,487,640
92,500		Merck & Company, Inc.≠	2,775,925
54,000	CHF	Novartis, AG≠	2,467,233

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

107,000	DKK	Novo Nordisk, A/S - Class B≠	$6,261,098
98,000	JPY	OLYMPUS Corp.≠	2,805,641
190,000		Pfizer, Inc.≠	3,026,700
25,000	CHF	Roche Holding, AG≠	3,941,172
225,000	GBP	Smith & Nephew, PLC	1,782,653
40,000		St. Jude Medical, Inc.#≠	1,508,400
18,500		Stryker Corp.≠	719,280
42,000		UnitedHealth Group, Inc.≠	1,178,520
17,000		Zimmer Holdings, Inc.#≠	792,200

			56,284,372

		Industrials (11.8%)
27,000		3M Company≠	1,904,040
270,000	CHF	ABB, Ltd.#≠	4,935,148
54,000	EUR	ALSTOM≠	3,708,082
39,024		Avery Dennison Corp.	1,043,112
610,000	GBP	BAE Systems, PLC≠	3,128,544
28,000		Boeing Company≠	1,201,480
500,000	CAD	Bombardier, Inc. - Class B	1,773,033
35,000	EUR	Bouygues, SA	1,486,963
7,000		Danaher Corp.≠	428,680
18,000		Emerson Electric Company≠	654,840
19,000		General Dynamics Corp.≠	1,052,410
242,500		General Electric Company≠	3,249,500
60,000		Honeywell International, Inc.≠	2,082,000
350,000	HKD	Hutchison Whampoa, Ltd.	2,616,176
25,000		Illinois Tool Works, Inc.≠	1,013,750
100,000	JPY	JGC Corp.	1,725,896
160,000	JPY	Komatsu, Ltd.	2,598,170
44,000	EUR	Konecranes OYJ≠	1,200,890
47,000	EUR	Krones AG≠	1,823,948
10,000		Lockheed Martin Corp.≠	747,600
30,000	EUR	MAN, AG≠	2,070,749
44,000	EUR	MTU Aero Engines Holdings, AG≠	1,599,827
14,000	EUR	Nexans, SA≠	942,073
21,000		Raytheon Company≠	985,950
455,000	GBP	Rolls-Royce Group, PLC#≠	3,151,514
40,000	EUR	Royal Philips Electronics, NV≠	910,594
28,000	EUR	SGL Carbon, AG#≠	920,234
50,000	EUR	Siemens, AG≠	3,984,612
20,000		United Parcel Service, Inc.≠	1,074,600
43,000		United Technologies Corp.≠	2,342,210

			56,356,625

		Information Technology (21.3%)
31,000		Apple, Inc.#≠	5,065,090
260,000	GBP	Autonomy Corp., PLC#	5,105,625
60,000	JPY	Canon, Inc.≠	2,223,942
29,500	EUR	Cap Gemini, SA	1,363,462
145,000		Cisco Systems, Inc.#≠	3,191,450
132,500		Dell, Inc.#≠	1,772,850
130,000		eBay, Inc.#≠	2,762,500
65,000		EMC Corp.#≠	978,900
6,250		Google, Inc.#≠	2,769,062
105,000	TWD	HTC Corp.	1,432,084
140,000		Infosys Technologies, Ltd.≠	6,024,200
185,000		Intel Corp.≠	3,561,250
40,000		International Business Machines Corp.≠	4,717,200
113,000	JPY	Konami Corp.≠	2,394,928
285,000	SEK	LM Ericsson Telephone Company≠	2,805,865
85,000	CHF	Logitech International, SA#≠	1,431,621
93,000	TWD	MediaTek, Inc.	1,336,268
230,000		Microsoft Corp.≠	5,409,600
45,000		Motorola, Inc.≠	322,200
28,400	JPY	Nintendo Company, Ltd.≠	7,630,341
580,000	EUR	Nokia, OYJ≠	7,798,957
92,000	JPY	Nomura Research Institute, Ltd.	2,273,625
150,000		Oracle Corp.≠	3,319,500
67,000		QUALCOMM, Inc.≠	3,096,070
160,000	BRL	Redecard, SA	2,379,740
5,560	KRW	Samsung Electronics Company, Ltd.≠	3,273,765
121,500	EUR	SAP, AG≠	5,722,304
75,000		Symantec Corp.#≠	1,119,750
165,000	NOK	Tandberg, ASA≠	3,506,246
103,819	CHF	Temenos Group, AG#≠	2,083,403
71,000	JPY	Trend Micro, Inc.≠	2,442,494
132,000	EUR	Ubisoft Entertainment, SA#≠	2,254,373
103,000	HKD	VTech Holdings, Ltd.≠	733,645

			102,302,310

		Materials (4.0%)
114,000	GBP	Anglo American, PLC≠	3,676,536
20,500	EUR	BASF, SE≠	1,025,335
159,000	AUD	BHP Billiton, Ltd.	5,017,087
60,000	GBP	BHP Billiton, PLC≠	1,571,499
41,000		Dow Chemical Company≠	867,970
36,000		E.I. du Pont de Nemours and Company≠	1,113,480
7,000		Freeport-McMoRan Copper & Gold, Inc.#~	422,100
30,000	GBP	Rio Tinto, PLC	1,249,437
5,000	CHF	Syngenta, AG	1,150,639
87,000		Vale, SA	1,716,510
37,000	NOK	Yara International, ASA≠	1,149,504

			18,960,097

		Telecommunication Services (3.6%)
93,500		América Móvil, SAB de CV≠	4,021,435
145,000		AT&T Inc.≠	3,803,350
96,000	EUR	France Telecom, SA≠	2,394,522
83,000		Verizon Communications, Inc.≠	2,661,810
2,157,000	GBP	Vodafone Group, PLC	4,434,785

			17,315,902

		Utilities (1.3%)
47,500		Duke Energy Corp.≠	735,300
10,500		Exelon Corp.≠	534,030

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

15,500		FPL Goup, Inc.≠	$878,385
45,801	EUR	GDF Suez≠	1,749,893
29,000	EUR	RWE, AG	2,446,559

			6,344,167

		TOTAL COMMON STOCKS (Cost $639,775,126)	442,424,095

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT SECURITY (0.1%)
500,000		United States Treasury Note 3.125%, 11/30/09 (Cost $504,844)	504,786

NUMBER OF
SHARES			VALUE

SHORT-TERM INVESTMENT (2.00%)
9,723,120		Fidelity Prime Money Market Fund - Institutional Class (Cost $9,723,120)	9,723,120

TOTAL INVESTMENTS (145.5%) (Cost $911,649,814)			697,364,392

LIABILITIES, LESS OTHER ASSETS (-35.1%)			(168,032,822)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-10.4%)			(50,001,627)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$479,329,943

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-4.5%)
		Consumer Discretionary (-0.1%)
(142,100)		Interpublic Group of Companies, Inc.#	(740,341)

		Consumer Staples (-0.8%)
(44,300)		Bunge, Ltd.	(3,099,671)
(42,200)		Smithfield Foods, Inc.#	(571,810)

			(3,671,481)

		Financials (-0.2%)
(10,800)		Affiliated Managers Group, Inc.#	(713,016)
(62,500)		American Equity Investment Life Holding Company	(452,500)

			(1,165,516)

		Health Care (-1.4%)
(110,689)		HLTH Corp.#	(1,624,915)
(26,300)		Millipore Corp.#	(1,830,480)
(251,300)		Mylan, Inc.#	(3,314,647)

			(6,770,042)

		Industrials (-1.0%)
(15,400)		General Cable Corp.#	(597,058)
(310,400)		Hertz Global Holdings, Inc.#	(2,930,176)
(18,000)		School Specialty, Inc.#	(402,660)
(57,100)		Textron, Inc.	(767,424)

			(4,697,318)

		Information Technology (-0.4%)
(44,600)		Mentor Graphics Corp.#	(309,524)
(231,780)		Teradyne, Inc.#	(1,826,426)

			(2,135,950)

		Materials (-0.5%)
(81,100	) CAD	Sino-Forest Corp.#	(1,106,679)
(26,700)		United States Steel Corp.	(1,061,325)

			(2,168,004)

		Telecommunication Services (-0.1%)
(14,500)		SBA Communications Corp.#	(378,305)

		TOTAL COMMON STOCKS SOLD SHORT (Cost $20,832,836)	(21,726,957)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-7.1%)#
		Financials (-7.1%)
190		Hartford Financial Services Group, Inc. Call, 12/19/09, Strike $20.00	(27,075)
		iShares MSCI EAFE Index Fund
8,400		Call, 09/19/09, Strike $43.00	(6,426,000)
8,000		Call, 12/19/09, Strike $50.00	(2,800,000)
7,900		Call, 09/19/09, Strike $48.00	(2,686,000)
7,000		Call, 09/19/09, Strike $47.00	(2,940,000)
5,000		Call, 12/19/09, Strike $51.00	(1,475,000)
5,000		Call, 09/19/09, Strike $46.00	(2,500,000)
4,000		Call, 12/19/09, Strike $48.00	(1,900,000)
		SPDR Trust Series 1
8,500		Call, 12/19/09, Strike $49.00	(3,485,000)
2,900		Call, 09/19/09, Strike $95.00	(1,645,750)
2,300		Call, 12/19/09, Strike $98.00	(1,443,250)
1,625		Call, 09/19/09, Strike $90.00	(1,560,000)
1,625		Call, 09/19/09, Strike $89.00	(1,702,188)
1,500		Call, 12/19/09, Strike $96.00	(1,113,750)
1,500		Call, 09/19/09, Strike $94.00	(956,250)
1,200		Call, 12/19/09, Strike $97.00	(819,000)
1,000		Call, 12/19/09, Strike $101.00	(472,500)

		TOTAL WRITTEN OPTIONS (Premium $19,010,852)	(33,951,763)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $47,295,616 or 9.9% of net assets applicable to common shareholder.
≠	Security, or portion of security, is held in a segregated account as collateral for loans aggregating a total value of $342,818,562.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

#	Non-income producing security.
~	Security, or portion of security, is held in a segregated account as collateral for written options, or securities sold short aggregating a total value of $83,642,387.
**	Security is in default. Pilgrim’s Pride Corp. filed for bankruptcy protection on December 1, 2008.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

	Fixed Rate	Floating Rate	Termination	Notional
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	Unrealized

BNP Paribas SA	2.020% quarterly	3 month LIBOR	3/9/2012	$55,000,000	$(351,624)

BNP Paribas SA	2.535% quarterly	3 month LIBOR	3/9/2014	80,000,000	529,464

					$177,840

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2009 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$352,882,390	55.0%

European Monetary Unit	88,130,245	13.7%

British Pound Sterling	51,935,518	8.1%

Japanese Yen	38,558,894	6.0%

Swiss Franc	37,695,983	5.9%

Australian Dollar	17,990,492	2.8%

Hong Kong Dollar	10,828,534	1.7%

Norwegian Krone	10,553,382	1.6%

Canadian Dollar	7,648,967	1.2%

Danish Krone	6,261,098	1.0%

Swedish Krona	4,189,173	0.6%

South Korean Won	3,273,765	0.5%

Mexican Peso	3,067,454	0.5%

New Taiwanese Dollar	2,768,352	0.4%

Brazilian Real	2,379,740	0.4%

Singapore Dollar	2,340,367	0.4%

South African Rand	1,181,318	0.2%

Total Investments Net of Common Stocks Sold Short and Written Options	$641,685,672	100.0%

Currency exposure may vary over time.

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2009.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

Cost basis of investments	$918,538,885

Gross unrealized appreciation	38,025,250
Gross unrealized depreciation	(259,199,743)

Net unrealized appreciation (depreciation)	$(221,174,493)

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 2,000 shares of Preferred Shares outstanding consist of five series, 400 shares of M, 400 shares of TU, 400 shares of W, 400 shares of TH, and

400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 5 – BORROWINGS

On May 12, 2008, the Fund issued floating rate extendible senior secured notes, which were placed by Wachovia Securities. The aggregate amount of the notes issued was $300 million. Interest was charged at quarterly LIBOR (London Inter-bank Offered Rate) plus .50% on the amount of extendible senior secured notes. The Fund also paid a facility fee of .75% and a one-time agency fee of 1.00%.

On February 18, 2009, the Fund entered into a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. that allows the Fund to borrow up to an initial limit of $300,000,000. The Agreement with BNP Paribas Prime Brokerage replaced the existing extendible senior secured notes and an initial draw-down of $151,000,000 under the Agreement was utilized to pay off outstanding indebtedness under the extendible senior secured notes in their entirety.

Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. The Fund also paid a one-time Arrangement fee of .25% of the total borrowing limit. For the period ended July 31, 2009, the average borrowings under the Agreement and the average interest rate were $145,505,495 and 1.40% respectively. As of July 31, 2009, the amount of such outstanding borrowings is $141,000,000. The interest rate applicable to the borrowings on July 31, 2009 was 1.43%

BNP Paribas Prime Brokerage, Inc (“BNP”) has the ability to reregister the collateral in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral (“Hypothecated Securities”) with all attendant rights of ownership. The Fund can recall any Hypothecated Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the fund no later than three business days after such request. If the Fund recalls a Hypothecated Security in connection with a sales transaction and BNP fails to return the Hypothecated Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Hypothecated Securities or equivalent securities to the executing broker for the sales transaction and for any buy-in costs that the executing broker may impose with respect to the failure to deliver. In such instance, the Fund shall also have the right to apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such hypothecated securities against any amounts owed to BNP under the Committed Facility Agreement.

NOTE 6 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

NOTE 7 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

		Value of
	Value of	Investment	Other
	Investment	Securities	Financial
Valuation Inputs	Securities	Sold Short	Instruments

Level 1 – Quoted Prices
Common Stocks	$183,613,346	$(21,726,957)	$—
Convertible Preferred Stocks	18,378,470	—	—
U.S. Government and Agency Securities	504,786	—	—
Written Options	—	—	(33,951,763)
Short Term Investments	9,723,120	—	—
Level 2 – Other significant observable inputs
Common Stocks	258,810,749	—	—
Convertible Bonds	85,382,178	—	—
Corporate Bonds	88,639,749	—
Convertible Preferred Stocks	10,894,774	—	—
Structured Equity-Linked Securities	41,417,220	—	—
Interest Rate Swaps	—	—	177,840
Level 3 – Significant unobservable inputs
Convertible Bonds	—	—	—

Total	$697,364,392	$(21,726,957)	$(33,773,923)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2009